CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES PAYABLE
Interest expense	$ 11,021	$ 6,313	$ 14,682	$ 18,722